Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2015
Regulatory Capital [Abstract]
Tier 1 Capital And Total Capital Components

Tier 1 Capital and Total Capital Components (1) (dollars in millions)

	CIT		CIT Bank, N.A.
	December 31,	December 31,	December 31,	December 31,
Tier 1 Capital	2015	2014	2015	2014
Total stockholders’ equity (2)	$10,978.1	$9,068.9	$5,606.4	$2,716.4
Effect of certain items in accumulated other comprehensive loss excluded from Tier 1 Capital and qualifying noncontrolling interests	76.9	53.0	7.0	(0.2)
Adjusted total equity	11,055.0	9,121.9	5,613.4	2,716.2
Less: Goodwill (3)	(1,130.8)	(571.3)	(830.8)	(167.8)
Disallowed deferred tax assets	(904.5)	(416.8)	–	–
Disallowed intangible assets (3)	(53.6)	(25.7)	(58.3)	(12.1)
Investment in certain subsidiaries	NA	(36.7)	NA	–
Other Tier 1 components (4)	(0.1)	(4.1)	–	–
Common Equity Tier 1 Capital	8,966.0	8,067.3	4,724.3	2,536.3
Tier 1 Capital	8,966.0	8,067.3	4,724.3	2,536.3
Tier 2 Capital
Qualifying allowance for credit losses and other reserves (5)	403.3	381.8	374.7	245.1
Less: Investment in certain subsidiaries	NA	(36.7)	NA	–
Other Tier 2 components (6)	–	–	–	0.1
Total qualifying capital	$9,369.3	$8,412.4	$5,099.0	$2,781.5
Risk-weighted assets	$69,563.6	$55,480.9	$36,843.8	$19,552.3
Common Equity Tier 1 Capital (to risk-weighted assets):
Actual	12.9%	NA	12.8%	NA
Effective minimum ratios under Basel III guidelines (7)	4.5%	NA	4.5%	NA
Tier 1 Capital (to risk-weighted assets):
Actual	12.9%	14.5%	12.8%	13.0%
Effective minimum ratios under Basel III and Basel I guidelines (7)	6.0%	6.0%	6.0%	6.0%
Total Capital (to risk-weighted assets):
Actual	13.5%	15.2%	13.8%	14.2%
Effective minimum ratios under Basel III and Basel I guidelines (7)	8.0%	10.0%	8.0%	10.0%
Tier 1 Leverage Ratio:
Actual	13.5%	17.4%	10.9%	12.2%
Required minimum ratio for capital adequacy purposes	4.0%	4.0%	4.0%	4.0%

NA – Balance is not applicable under the respective guidelines.

(1)The 2015 presentation reflects the risk-based capital guidelines under Basel III, which became effective on January 1, 2015. The December 31, 2014 presentation reflects the risk-based capital guidelines under the then effective Basel I.

(2)See Consolidated Balance Sheets for the components of Total stockholders’ equity.

(3)Goodwill and disallowed intangible assets adjustments include the respective portion of deferred tax liability in accordance with guidelines under Basel III.

(4)Includes the Tier 1 capital charge for nonfinancial equity investments under Basel I.

(5)“Other reserves” represents additional credit loss reserves for unfunded lending commitments, letters of credit, and deferred purchase agreements, all of which are recorded in Other Liabilities.

(6)Banking organizations are permitted to include in Tier 2 Capital up to 45% of net unrealized pretax gains on available-for-sale equity securities with readily determinable fair values.

(7)Required ratios under Basel III Final Rule currently in effect.